EARNINGS PER SHARE AND DIVIDEND PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE AND DIVIDEND PER SHARE
Earnings and dividend per share
NOTE 31 – EARNINGS PER SHARE AND DIVIDEND PER SHARE

	2023	2022	2021
Earnings per share

Net profit/(loss) for the year attributable to TORM plc shareholders (USDm)	648.3	562.8	(42.1)

Million shares
Weighted average number of shares	84.1	81.8	78.6
Weighted average number of treasury shares	(0.5)	(0.5)	(0.5)

Weighted average number of shares outstanding	83.6	81.3	78.1
Dilutive effect of outstanding share options	3.1	1.5	0.3
Weighted average number of shares outstanding incl. dilutive effect of share options	86.7	82.8	78.4

Basic earnings/(loss) per share (USD)	7.75	6.92	(0.54)

Diluted earnings/(loss) per share (USD)	7.48	6.80	(0.54)

When calculating diluted earnings per share for 2021, RSUs have been omitted as they are out-of-the-money and thus not anti-dilutive, but the RSUs may potentially dilute earnings per share in the future. Please refer to Note 5 for information on the RSUs.

	2023	2022	2021
Dividend per share

Declared dividend per share (USD)	4.42	4.63	—
Declared dividend for the year (USDm)	370.9	378.7	—

Proposed dividend per share for approval at Annual General Meeting (USD)	1.36	—	—
Proposed dividend for approval at Annual General Meeting (USDm)	126.3	—	—

Dividend paid per share (USD)	7.01	2.04	—
Dividend paid during the year (USDm)	586.4	166.7	—

Number of shares
Number of shares, end of period (million)	86.2	82.3	81.2
Number of treasury shares, end of period (million)	(0.5)	(0.5)	(0.5)
Number of shares outstanding, end of period (million)	85.7	81.8	80.7

Accounting Policies
Basic earnings per share are calculated by dividing the consolidated net profit/(loss) for the year available to common shareholders by the weighted average number of common shares outstanding during the period. Treasury shares are not included in the calculation. Purchases of treasury shares during the period are weighted based on the remaining period.
Diluted earnings per share are calculated by adjusting the consolidated profit or loss available to common shareholders and the weighted average number of common shares outstanding for the effects of all potentially dilutive shares. Such potentially dilutive common shares are excluded when the effect of including them would be to increase earnings per share or reduce a loss per share.